Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (4,837)	$ (10,263)	$ 40,139	$ 7,890	$ 6,858
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	69,526	73,901	300,579	296,083	299,639
Non-cash equity based compensation	3,912	10,773	24,936	14,466	11,650
Amortization included in interest expense	1,283	2,906	14,667	17,741	18,517
Gain on disposition of assets and investment	(206)	(606)	(3,804)	(13,817)	(10,548)
Other-than-temporary-impairment of investment	4,069
Loss on extinguishment of debt	5,176		14,345	41,632	677
Deferred tax expense (benefit)	(5,365)	(7,767)	18,749	6,316	2,621
Provision for doubtful accounts	1,600	1,277	6,034	5,484	7,591
(Increase) decrease in:
Receivables	(2,357)	1,961	(6,663)	(13,783)	(14,622)
Prepaid expenses	(22,043)	(20,230)	788	1,903	1,201
Other assets	(5,855)	(2,322)	(4,970)	(2,876)	(1,863)
Increase (decrease) in:
Trade accounts payable	2,833	1,714	(89)	(127)	(489)
Accrued expenses	6,073	9,267	(6,371)	2,259	(630)
Other liabilities	8,775	(8,890)	(3,635)	12,738	(1,781)
Cash flows provided by operating activities	62,584	51,721	394,705	375,909	318,821
Cash flows from investing activities:
Capital expenditures	(22,398)	(25,788)	(105,650)	(105,570)	(107,070)
Acquisitions	(4,281)	(5,337)	(92,248)	(206,068)	(23,497)
(Increase) decrease in notes receivable			(840)	122	166
Proceeds from disposition of assets and investments	897	1,739	6,869	8,117	13,146
Payment received on notes receivable	10	31
Net cash used in investing activities	(25,772)	(29,355)	(191,869)	(303,399)	(117,255)
Cash flows from financing activities:
Net proceeds from issuance of common stock	7,697	7,036	20,893	13,855	5,457
Cash used for purchase of treasury stock	(2,987)	(4,200)	(4,200)	(1,113)	(3,481)
Proceeds received under revolving credit facility			184,000	15,000
Principal payments on long term debt	(23)	(8,147)
Payment on revolving credit facility	(150,000)		(34,000)	(15,000)
Payments under credit agreement			(33,051)	(311,275)	(213,866)
Net proceeds from senior credit facility				100,000
Debt issuance costs	(12,947)	(49)	(89)	(22,500)
Net proceeds from note offering	510,000			1,035,000
Net payment on senior subordinated notes			(360,383)	(861,019)	(47,187)
Payment on senior credit agreement	(352,106)
Distributions	(180)
Dividends	(91)	(91)	(365)	(365)	(365)
Net cash provided by (used in) financing activities	(637)	(5,451)	(227,195)	(47,417)	(259,442)
Effect of exchange rate changes in cash and cash equivalents	(646)	(352)	(1,340)	315	(300)
Net (decrease) increase in cash and cash equivalents	35,529	16,563	(25,699)	25,408	(58,176)
Cash and cash equivalents at beginning of period	33,212	58,911	58,911	33,503	91,679
Cash and cash equivalents at end of period	68,741	75,474	33,212	58,911	33,503
Supplemental disclosures of cash flow information:
Cash paid for interest	15,753	17,936	140,048	143,589	153,800
Cash paid for foreign, state and federal income taxes	726	441	4,096	2,392	2,651
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net income (loss)	(4,778)	(10,212)	40,338	8,115	6,920
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	69,526	73,901	300,579	296,083	299,639
Non-cash equity based compensation	3,912	10,773	24,936	14,466	11,650
Amortization included in interest expense	1,283	2,906	14,667	17,741	18,517
Gain on disposition of assets and investment	(206)	(606)	(3,804)	(13,817)	(10,548)
Other-than-temporary-impairment of investment	4,069
Loss on extinguishment of debt	5,176		14,345	41,632	677
Deferred tax expense (benefit)	(5,322)	(7,725)	18,885	6,426	2,916
Provision for doubtful accounts	1,600	1,277	6,034	5,484	7,591
(Increase) decrease in:
Receivables	(2,357)	1,961	(6,663)	(13,233)	(14,622)
Prepaid expenses	(22,043)	(20,230)	788	1,903	1,201
Other assets	(5,855)	(2,322)	(4,970)	(2,876)	(1,863)
Increase (decrease) in:
Trade accounts payable	2,833	1,714	(89)	(127)	(489)
Accrued expenses	6,073	9,267	(6,371)	2,259	(630)
Other liabilities	(1,130)	(18,974)	(21,300)	5,301	(10,611)
Cash flows provided by operating activities	52,781	41,730	377,375	369,357	310,348
Cash flows from investing activities:
Capital expenditures	(22,398)	(25,788)	(105,650)	(105,570)	(107,070)
Acquisitions	(4,281)	(5,337)	(92,248)	(206,068)	(23,497)
(Increase) decrease in notes receivable			(840)	122	166
Proceeds from disposition of assets and investments	897	1,739	6,869	8,117	13,146
Payment received on notes receivable	10	31
Net cash used in investing activities	(25,772)	(29,355)	(191,869)	(303,399)	(117,255)
Cash flows from financing activities:
Proceeds received under revolving credit facility			184,000	15,000
Principal payments on long term debt	(23)	(8,147)
Payment on revolving credit facility	(150,000)		(34,000)	(15,000)
Payments under credit agreement			(33,051)	(311,275)	(213,866)
Net proceeds from senior credit facility				100,000
Debt issuance costs	(12,947)	(49)	(89)	(22,500)
Net proceeds from note offering	510,000			1,035,000
Net payment on senior subordinated notes			(360,383)	(861,019)	(47,187)
Payment on senior credit agreement	(352,106)
Distributions	(180)
Dividend to parent	(2,987)	(4,200)	(4,200)	(1,113)	(3,481)
Contributions from parent	17,409	16,936	37,858	19,668	16,553
Net cash provided by (used in) financing activities	9,166	4,540	(209,865)	(41,239)	(247,981)
Effect of exchange rate changes in cash and cash equivalents	(646)	(352)	(1,340)	315	(300)
Net (decrease) increase in cash and cash equivalents	35,529	16,563	(25,699)	25,034	(55,188)
Cash and cash equivalents at beginning of period	32,712	58,411	58,411	33,377	88,565
Cash and cash equivalents at end of period	68,241	74,974	32,712	58,411	33,377
Supplemental disclosures of cash flow information:
Cash paid for interest	15,753	17,936	140,048	143,589	153,800
Cash paid for foreign, state and federal income taxes	$ 726	$ 441	$ 4,096	$ 2,392	$ 2,651